IMPAIRMENT OF GOODWILL AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Schedule of impairment of goodwill and other assets
	2017	2016	2015

Impairment of goodwill	$30.0	$40.1	$85.0
Impairment of property, plant and equipment	—	—	76.5
Impairment of intangible assets	13.8	0.8	69.2

	$43.8	$40.9	$230.7